Leases - Schedule of Right-of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Gross carrying amount [member]
Schedule of Right-of-Use Assets [Line Items]
Balance at beginning	$ 1,719	$ 943
Additions	16	903
Disposals	(45)	(127)
Balance at end of year	1,690	1,719
Gross carrying amount [member] | Property [Member]
Schedule of Right-of-Use Assets [Line Items]
Balance at beginning	1,642	763
Additions		879
Disposals
Balance at end of year	1,642	1,642
Gross carrying amount [member] | Vehicles [Member]
Schedule of Right-of-Use Assets [Line Items]
Balance at beginning	77	180
Additions	16	24
Disposals	(45)	(127)
Balance at end of year	48	77
Accumulated depreciation and amortisation [member]
Schedule of Right-of-Use Assets [Line Items]
Balance at beginning	(940)	(753)
Additions	(282)	(287)
Disposals	30	100
Balance at end of year	(1,192)	(940)
Accumulated depreciation and amortisation [member] | Property [Member]
Schedule of Right-of-Use Assets [Line Items]
Balance at beginning	(896)	(643)
Additions	(263)	(253)
Disposals
Balance at end of year	(1,159)	(896)
Accumulated depreciation and amortisation [member] | Vehicles [Member]
Schedule of Right-of-Use Assets [Line Items]
Balance at beginning	(44)	(110)
Additions	(19)	(34)
Disposals	30	100
Balance at end of year	(33)	(44)
Right of Use Assets [Member]
Schedule of Right-of-Use Assets [Line Items]
Total rightof use assets	498	779
Right of Use Assets [Member] | Property [Member]
Schedule of Right-of-Use Assets [Line Items]
Total rightof use assets	483	746
Right of Use Assets [Member] | Vehicles [Member]
Schedule of Right-of-Use Assets [Line Items]
Total rightof use assets	$ 15	$ 33